Shareholders’ Equity (Details) - Schedule of Equity-Based Compensation Expense - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Equity-Based Compensation Expense [Abstract]
Cost of revenues	$ 800	$ 587
Research and development	2,281	1,251
Sales and marketing	3,179	2,529
General and administrative	2,797	2,096
Total	$ 9,057	$ 6,463